SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Wages	$ 68,219	$ 22,950	$ 25,654
Accrued Interest and other	56,612	143,847	477,941
Accrued Interest and other	124,830	166,797	503,595
Accrued Interest and other	$ 124,830	$ 166,797	$ 503,595